PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,226	$ 6,238
Accumulated depreciation and amortization	(6,024)	(5,804)
Property and equipment, net	202	434
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,504	3,514
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	287	288
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	453	451
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,982	$ 1,985